4. Income taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Details Narrative
Hong Kong profits tax rate for Euro Tech (Far East) Limited, Euro Tech (China) Limited and ChinaH2O.com Limited	16.5%	16.5%	16.5%
Assessable loss carried forward for Euro Tech Trading (Shanghai) Limited	$ 287,675	$ 169,369
Assessable loss carried forward for Shanghai Euro Tech Limited	482,340	387,543
Assessable loss carried forward for Shanghai Euro Tech Environmental Engineering Limited	1,418,936	1,106,994
Expiration period for carryforwards	5 years
Shanghai Enterprise Income Tax rate for Yixing Pact Environmental Technology Co., Ltd	25%	25%	25%
PRC Enterprise Income Tax for variable interest entities of the Group	25%	25%	25%
Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC intended to be reinvested for which no deferred taxation has been made for the PRC dividend withholding taxes	$ 1,900,000